[STATE STREET BANK AND TRUST COMPANY]

September 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Harding, Loevner Funds, Inc. (the “Fund”)
333-09341, 811-07739

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 27 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.  The Amendment was filed electronically on September 8, 2009. Please call the undersigned at (617) 662-1749 with any questions you may have regarding this filing.

Very truly yours,

/s/ Brian C. Poole
Brian C. Poole
Assistant Secretary